Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Gain on Divestiture within Income from Discontinued Operations

The Company recognized a gain on the divestiture within income from discontinued operations as follows:

Proceeds on disposal, net of transaction costs	$549
Net assets disposed	438

Pretax gain on divestiture	111
Income taxes	66

Gain on divestiture, net of tax	$45

Summary of the Carrying Value of Major Classes of Assets and Liabilities

The following table summarizes the carrying value of the major classes of assets and liabilities of the discontinued operations which were reflected as held for sale in the consolidated balance sheet at December 31, 2014:

Cash and cash equivalents	$4
Accounts receivable	355
Inventories	232
Income taxes receivable	3
Prepaid expenses and other	10
Deferred tax assets	12
Fixed assets, net	263
Goodwill	12
Investments	40
Other assets	26

Total assets of the discontinued operations classified as held for sale	$957

Bank indebtedness	$3
Accounts payable	376
Accrued salaries and wages	44
Other accrued liabilities	91
Long-term debt due within one year	1
Long-term employee benefit liabilities	20
Other long-term liabilities	12
Deferred tax liabilities	1

Total liabilities of the discontinued operations classified as held for sale	$548

Reconciliation of Major Classes of Line Items Constituting Income (Loss) from Discontinued Operations, Net of Tax as Presented in Statements of Income

A reconciliation of the major classes of line items constituting income (loss) from discontinued operations, net of tax as presented in the statements of income is as follows:

	2015	2014
Sales	$1,737	$2,394

Costs and expenses
Cost of goods sold	1,635	2,310
Depreciation and amortization	13	45
Selling, general and administrative	58	95
Equity income	(11)	(8)
Other expense	—	18

Income (loss) from discontinued operations before income taxes and gain on divestiture	42	(66)
Income taxes	20	(24)

Income (loss) from discontinued operations before gain on divestiture	22	(42)
Gain on divestiture of discontinued operations, net of tax	45	—

Income (loss) from discontinued operations, net of tax	$67	$(42)